Average Annual Total Returns - Retail - Vanguard International Growth Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 10 Years
Total	59.55%	21.62%	12.25%	58.68%	21.03%	11.78%	35.84%	17.58%	10.08%	59.74%	21.77%	12.39%	10.65%	8.93%	4.92%